Income tax (expenses) / benefits - Summary of effective tax rate (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax (expenses) / benefits
Loss before tax	€ (186,217)	€ (142,846)	€ (239,880)
Total income tax (expenses) / benefits	€ (3,078)	€ (3,407)	€ 129
Effective tax rate	(1.65%)	(2.39%)	0.05%